Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis of preparation
Basis of preparation

2.Basis of preparation

These Consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) on a going-concern basis, which contemplates that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the next year.

Statement of compliance

These financial statements have been prepared in accordance with IFRS, as issued by the International Accounting Standards Board (“IASB”).

The Board of Directors approved and authorized these financial statements on March 30, 2026.

Basis of measurement

These financial statements have been prepared on a historical cost basis, except for:

●	Investments which are measured at fair value; and
●	Stock-based compensation, which is measured at fair value at grant date pursuant to IFRS 2, Share-Based Payment.

Use of judgments and estimates

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Accounting estimates will, by definition, seldom equal the actual results. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Key sources of estimation uncertainty include the fair value of investments not quoted in an active market (note 4), recognition and measurement of investments tax credit (note 11) and accounting for share-based payments and valuation of warrants, which require determining the most appropriate inputs to the valuation model as discussed in note 12 (b) and (c).

While management believes that these estimates and judgments are reasonable, actual results could differ from those estimates and could impact future results of operations and cash flows.